15. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

GX-Life Global Acquisition

On October 2, 2015, we completed a Share Exchange Agreement with GX-Life, whereby we spun-off 100% of our ownership interest in the EGD Subsidiary (including 4,000,000 EGD) in exchange for 100% of the outstanding common stock of GX-Life. The acquisition of GX-Life will be accounted for based on ASC 805 - Business Combinations

GX-Life Global Acquisition

On October 2, 2015, we completed a Share Exchange Agreement with GX-Life, whereby we spun-off 100% of our ownership interest in the EGD Subsidiary (including 4,000,000 EGD) in exchange for 100% of the outstanding common stock of GX-Life. See Note 1 for further information. On the date of acquisition, GX-Life liabilities exceeded its assets by $22,947. The acquisition of GX-Life is considered an assumption of liabilities for accounting purposes based on the guidance of ASC 805 - Business Combinations, as GX-Life does not have features of a business nor does it have any operations.

Effectiveness of Form S-1 Registration Statement

On October 8, 2015, we submitted a Post-Effective Amendment to our S-1 incorporating the new information resulting from the GX-Life Transactions and resignation of our former CEO Lei Pei. The Post-Effective Amendment was declared effective by the SEC on October 19, 2015. The offering is priced at $3.50 per share. The S-1 has been qualified for sale in California and New York and we are free to sell under the S-1 in those jurisdictions within the United States.

G-Coin Subscription Agreement

As described in Note 1, we had previously intended to market the EGD through a reward program. GX-Life has determined that incorporating a crypto-asset other than EGD into a reward program for its multi-level marketing business would be important to its success. As a result, on October 21, 2015, GX-Life entered into a Subscription Agreement with Great Coin, a company co-owned by our CEO, Ning Liu, and our COO/CFO, Michael Dunn. Great Coin’s business is initially focused on the registration and issuance of G-Coins, an open source digital security that functions as a store of value and a medium of exchange. Under the Subscription Agreement, GX-Life subscribed for and agreed to purchase 5,000,000 in G-Coins at a price of $0.50 each for a total subscription price of $2,500,000.

As payment for the G-Coins, GX-Life issued Great Coin a Nonrecourse Purchase Money Promissory Note dated October 21, 2015 for the total subscription amount. The note, which bears interest at 5% per annum, matures one year from issuance. Repayment of the note shall be made in amounts and times selected by GX-Life (each a “Purchase Payment”) and no amount of accrued interest shall be convertible into G-Coins. G-Coins acquired under the note shall neither be transferable nor encumbered and must be retained by GX-Life (the “Trading Restriction”) unless and until they are fully paid for. The number of G-Coins released from the Trading Restriction shall equal the amount of each Purchase Payment divided by $0.50. On October 22, 2015, GX-Life completed the payment for 700,000 G-Coins for consideration of $350,000 and, as such, the 700,000 G-Coins became unencumbered. At maturity, if the entire principal balance of the note has not been paid, GX-Life is required to return to Great Coin the number of G-Coins calculated as follows: (a) $2.5 million minus the aggregate Purchase Payments divided by (b) $2.5 million times (c) 5,000,000 G-Coins.

Our intent is primarily to use the G-Coins as customer incentives in connection with GX-Life’s multi-level marketing programs. In furtherance of Great Coin’s business plans, on November 10, 2015, Great Coin filed a Regulation A Offering Statement with the SEC under which it is offering 20,000,000 G-Coins to the public on a best efforts basis, including the 5,000,000 G-Coins subscribed for by GX-Life which is designated as a selling security holder for the public re-sale of its 5,000,000 G-Coins.

Consulting Agreements

Subsequent to December 31, 2014, we entered into consulting agreements with five (5) individuals under which the consultants agreed to provide, among other services, business development, executive recruitment, and brand development services for us. As consideration for their services, we issued a total of 300,000 common shares to the consultants, which shares were vested immediately on issuance. During the three months ended March 31, 2015, we will value the shares at the market price of our stock on the dates of issuance and record the appropriate expense.

EB-5 Regional Purchase

On March 27, 2015, the Company purchased Powerdyne Regional Center LLC, a designated EB-5 Regional Center approved by the U.S. Citizen and Immigration Service (“USCIS”). The aggregate purchase price for 100% of the membership interest of Powerdyne Regional Center is $250,000.00, of which $125,000.00 was funded on March 27, 2015. The balance will be paid in five quarterly installments of $25,000.00 with the payments due on April 1, 2015, July 1, 2015, October 1, 2015, January 1, 2016 and April 1, 2016. The Company filed a Current Report on Form 8-K with the Securities and Exchange Commission (“SEC”) on March 30, 2015 which describes the acquisition in detail.

Stock Purchase Agreement for 3 Million Dollars

The Company entered into a Stock Purchase Agreement on March 30, 2015 to purchase 6,000,000 shares of the Company’s common stock at a price of $0.50 per share for a total capital investment of $3,000,000.